Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Jun. 27, 2015	Jun. 28, 2014	Jun. 29, 2013
Income Statement [Abstract]
Interest expense, reclassification adjustments for changes in fair value of interest rate swaps	$ 8.0	$ 6.6	$ 11.1
Reclassification adjustments, tax benefit/expense	$ 3.1	$ 2.6	$ 4.3